October 5, 2005

Securities and Exchange Commission
450 Fifth Street, N.W. (Mail Stop 5-6)
Washington, D.C. 20549-1004

ATTN: Document Control - Edgar

RE:   IDS Life Variable Life Separate Account ("Registrant"), Rule 497(j) filing

      American Express(R) Variable Universal Life IV/American Express(R) Variable Universal Life IV - Estate Series
      File Nos. 333-69777/811-4298

      American Express(R) Succession Select Variable Life Insurance File Nos. 33-62457/811-4298

      American Express(R) Single Premium Variable Life
      File Nos. 333-83456/811-4298

      American Express(R) Variable Universal Life Insurance
      File Nos. 33-11165/811-4298


Dear Commissioners:

Registrant certifies that the form of supplement to the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent supplement has been filed electronically.

If you have any questions concerning this filing, please contact Simone Pepper at (612) 671-2847 or me at (612) 671-3678.


Sincerely,


/s/ Mary Ellyn Minenko
------------------------
    Mary Ellyn Minenko
    Counsel
    IDS Life Insurance Company